Taxes on Income - Tax reform and foreign tax holidays (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Effect of Tax Cuts and Jobs Act
Effective income tax rate			35.00%
Income tax expense for the estimated impact of the Tax Act adjustments	$ 83
Provisional increase of tax expense, change in tax rate			$ 52
Provisional increase of transition tax expense			31
Retained Earnings (Accumulated Deficit)	4,987		4,987	$ 4,739
Foreign income taxes
Net income tax payments			$ 107	68	$ 58
Forecast
Effect of Tax Cuts and Jobs Act
Effective income tax rate		21.00%
Ball's Serbian subsidiary
Foreign income taxes
Tax relief as a percentage of the additional local investment			80.00%
Period Of Tax Relief			10 years
Tax relief remaining balance			$ 12
Brazilian Subsidiary
Foreign income taxes
Income tax reduction due to tax holidays			47	20	16
Aggregate tax relief over the income tax holiday period			47	$ 20	$ 16
Polish Subsidiary
Foreign income taxes
Period Of Tax Relief					10 years
Tax relief remaining balance			33
Non US Subsidiaries
Effect of Tax Cuts and Jobs Act
Retained Earnings (Accumulated Deficit)	$ 2,800		$ 2,800
Maximum | Polish Subsidiary
Foreign income taxes
Income tax reduction due to tax holidays						$ 34
Aggregate tax relief over the income tax holiday period						$ 34